Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	ABVC BioPharma, Inc. is filing this Amendment No. 1 (this “Amendment No. 1”) to the Registration Statement on Form F-1 (Registration No. 333-271416), originally filed on April 24, 2023 (the “Registration Statement”), to update the cover page with the number of shares being registered, rather than disclosing solely a dollar figure, as per an SEC comment requesting us to do so.All filing fees payable in connection with the registration of the securities registered by the Form F-1 were paid by the Registrant at the time of the initial filing of the Form F-1.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV